Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of new standards, amendments to standards and interpretations not yet adopted

Effective for accounting
periods beginning on or after
IFRS 3	Definition of business	1 January 2020
Amendments to IAS 1 and IAS 8	Definition of material	1 January 2020
Conceptual Framework for Financial Reporting 2018	Revised Conceptual Framework for Financial Reporting	1 January 2020
IFRS 17	Insurance Contract	1 January 2022
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

Summary of estimated useful lives of property, plant and equipment
- Leasehold improvements	Shorter of remaining lease term and the estimated useful lives of the assets
- Right of use assets	Shorter of the asset’s useful life and the lease term on a straight-line basis
- Machinery and equipment	10 years
- Office equipment, furniture, fixture and motor vehicles	5 - 10 years
- Buildings	20 - 50 years

Schedule of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16

As at
1 January
2019
RMB’000

Operating lease commitments disclosed at 31 December 2018	201,286
Discounted using lessee's incremental borrowing rate as of 1 January 2019	133,695
Less: short-term leases recognised on a straight-line basis as expense	(588)
Less: low value leases recognised on a straight-line basis as expense	—
Lease liabilities recognised as at 1 January 2019	133,107
Analysed into:
Current lease liabilities	24,329
Non-current lease liabilities	108,778
133,107